Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Inventory write-down	$ 154,664
Long term investments interest	20.00%
Number of customers	2	2
Number of performance obligations	2	2
Service period	1 year	1 year
Remaining performance obligation	$ 4,176,929
Cost of revenues	17,379,144		10,885,731	7,228,046
Deferred revenue	2,553,808		2,953,238
Revenue recognized	1,545,866		900,686	1,201,576
Other income	216,893		853,011	(1,699,231)
Underpayment of taxes	$ (14,537)	¥ 100,000
Selling consumer products rate	13.00%	13.00%
General tax payer rate	6.00%	6.00%
Statutory surplus percentage	10.00%	10.00%
General reserve percentage	50.00%	50.00%
Number of reportable segment	1	1
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Long term investments interest	20.00%
Remaining performance obligation	$ 47,416
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Long term investments interest	50.00%
Remaining performance obligation	$ 4,129,513
VIE [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Statutory surplus percentage	50.00%	50.00%
Sale of cloud platform products [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of performance obligations	2	2
Contract balances [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cost of revenues	$ 17,379,144		$ 10,885,731	$ 7,228,046